Deferred income tax assets and liabilities and income tax expense - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2021	Dec. 31, 2020	Dec. 31, 2021
Statments [Line Items]
Total tax loss		$ 89,812	$ 62,914
Percentage of adjustment for inflation be deducted or levied on current income tax	100.00%
Unused tax credits [member] | MEXICO
Statments [Line Items]
Total tax loss		$ 1,024
Tax loss Expiration Period		2025 years